Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 226,232	$ 230,057	$ 168,982
Work in process	234,400	213,948	205,968
Finished goods	84,190	73,293	73,821
Inventories, gross	544,822	517,298	448,771
Reserves	(6,600)	(4,233)	(4,709)	(2,716)	(2,518)
Inventories	$ 538,222	$ 513,065	$ 444,062